Award Timing Disclosure	12 Months Ended
	Dec. 31, 2024	Oct. 03, 2024 USD ($) shares $ / shares	Oct. 01, 2024 USD ($) shares $ / shares	Feb. 15, 2024 USD ($) shares $ / shares
Award Timing Disclosures [Line Items]
Award Timing MNPI Disclosure
EQUITY GRANTING PRACTICES
Our board of directors or compensation committee, as applicable, does not grant equity awards on a predetermined schedule. Our grant committee, which consists of certain members of management and which has been delegated prescribed authority to grant equity awards to certain non-executive officer service providers, approves equity awards in advance, and such awards generally become effective on the first trading day of the following month. Awards to our non-employee directors are granted automatically pursuant to our outside director compensation policy. We have not granted, nor do we intend to grant, stock options in anticipation of the release of material, nonpublic information, and we have not taken, nor do we intend to take, material nonpublic information into account when determining the terms of stock options. Similarly, we have not timed, nor do we intend to time, the release of material, nonpublic information for the purpose of affecting the value of executive compensation or for any other purpose.
The table below sets forth certain information regarding the grants of option awards to our named executive officers which occurred within the period beginning four business days before the filing of a Form 10-Q, Form 10-K, or the filing or furnishing of a Form 8-K that discloses material nonpublic information (other than an Item 5.02(e) Form 8-K that discloses a material new option award grant) and ending one business day after the filing or furnishing of such report, as required by Item 402(x) of Regulation S-K.

Name	Grant Date	Number of securities underlying the award	Exercise price of the award ($/share)	Grant date fair value of the award(1)
Percentage
change
in the closing market
price of the
securities underlying
the award between
the trading day
ending immediately
prior to the
disclosure of
material nonpublic
information and the
trading day
beginning immediately
following the
disclosure of
material nonpublic
information

Mark Litton	February 15, 2024	650,000	$3.66	$1,885,000.00	0%(2)
Mark Litton	October 3, 2024	325,000	$0.4257	$106,407.93	(1.45)%(3)
Mark Worthington	October 1, 2024	110,000	$0.4499	$38,033.82	(1.45)%(3)
Kevin Church	October 1, 2024	110,000	$0.4499	$38,033.82	(1.45)%(3)

(1)
In accordance with SEC rules, amounts in this column reflect the aggregate grant date fair value of stock options computed in accordance with ASC Topic 718, rather than the amounts paid or realized by the named executive officer. For a discussion of valuation assumptions, see Note 9 and the section titled “Stock-based Compensation” to our financial statements included in our Annual Report on Form 10-K for the year ended December 31, 2024.

(2)	Calculated using the closing price of our common stock on NASDAQ on February 22, 2024 and February 23, 2024, of $3.93 and $3.93, per share, respectively.
(3)	Calculated using the closing price of our common stock on NASDAQ on October 7, 2024 and October 8, 2024, of $0.429 and $0.4228, per share, respectively.

Award Timing Method	Our board of directors or compensation committee, as applicable, does not grant equity awards on a predetermined schedule. Our grant committee, which consists of certain members of management and which has been delegated prescribed authority to grant equity awards to certain non-executive officer service providers, approves equity awards in advance, and such awards generally become effective on the first trading day of the following month. Awards to our non-employee directors are granted automatically pursuant to our outside director compensation policy.
Award Timing Predetermined	false
Award Timing MNPI Considered	true
Award Timing, How MNPI Considered	We have not granted, nor do we intend to grant, stock options in anticipation of the release of material, nonpublic information, and we have not taken, nor do we intend to take, material nonpublic information into account when determining the terms of stock options. Similarly, we have not timed, nor do we intend to time, the release of material, nonpublic information for the purpose of affecting the value of executive compensation or for any other purpose.
MNPI Disclosure Timed for Compensation Value	false
Awards Close in Time to MNPI Disclosures, Table
The table below sets forth certain information regarding the grants of option awards to our named executive officers which occurred within the period beginning four business days before the filing of a Form 10-Q, Form 10-K, or the filing or furnishing of a Form 8-K that discloses material nonpublic information (other than an Item 5.02(e) Form 8-K that discloses a material new option award grant) and ending one business day after the filing or furnishing of such report, as required by Item 402(x) of Regulation S-K.

Name	Grant Date	Number of securities underlying the award	Exercise price of the award ($/share)	Grant date fair value of the award(1)
Percentage
change
in the closing market
price of the
securities underlying
the award between
the trading day
ending immediately
prior to the
disclosure of
material nonpublic
information and the
trading day
beginning immediately
following the
disclosure of
material nonpublic
information

Mark Litton	February 15, 2024	650,000	$3.66	$1,885,000.00	0%(2)
Mark Litton	October 3, 2024	325,000	$0.4257	$106,407.93	(1.45)%(3)
Mark Worthington	October 1, 2024	110,000	$0.4499	$38,033.82	(1.45)%(3)
Kevin Church	October 1, 2024	110,000	$0.4499	$38,033.82	(1.45)%(3)

(1)
In accordance with SEC rules, amounts in this column reflect the aggregate grant date fair value of stock options computed in accordance with ASC Topic 718, rather than the amounts paid or realized by the named executive officer. For a discussion of valuation assumptions, see Note 9 and the section titled “Stock-based Compensation” to our financial statements included in our Annual Report on Form 10-K for the year ended December 31, 2024.

(2)	Calculated using the closing price of our common stock on NASDAQ on February 22, 2024 and February 23, 2024, of $3.93 and $3.93, per share, respectively.
(3)	Calculated using the closing price of our common stock on NASDAQ on October 7, 2024 and October 8, 2024, of $0.429 and $0.4228, per share, respectively.

Mark Litton [Member]
Awards Close in Time to MNPI Disclosures
Name		Mark Litton		Mark Litton
Underlying Securities | shares		325,000		650,000
Exercise Price | $ / shares		$ 0.4257		$ 3.66
Fair Value as of Grant Date | $		$ 106,407.93		$ 1,885,000
Underlying Security Market Price Change		(0.0145)		0
Mark Worthington [Member]
Awards Close in Time to MNPI Disclosures
Name			Mark Worthington
Underlying Securities | shares			110,000
Exercise Price | $ / shares			$ 0.4499
Fair Value as of Grant Date | $			$ 38,033.82
Underlying Security Market Price Change			(0.0145)
Kevin Church [Member]
Awards Close in Time to MNPI Disclosures
Name			Kevin Church
Underlying Securities | shares			110,000
Exercise Price | $ / shares			$ 0.4499
Fair Value as of Grant Date | $			$ 38,033.82
Underlying Security Market Price Change			(0.0145)